Business Combinations - Summary of Post Acquisition Impact (Detail) - Post acquisition impact [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [Line Items]
Revenue	€ 532	€ 101	€ 2,679
(Loss)/profit before tax for the financial year	€ (2)	€ 1	€ (7)